Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Total tax expense
Current income tax expense	₽ (461)	₽ (380)
Deferred tax benefit	49	19
Income tax expense for the period	₽ (412)	₽ (361)